Leases - Maturity of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 774
2022	869
2023	894
2024	920
2025	945
Thereafter	3,073
Total undiscounted liabilities	7,475
Less: Interest	1,973
Present value of lease liabilities	$ 5,502